SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)			12 Months Ended
	Sep. 09, 2015	Jan. 12, 2015	Dec. 31, 2019	Dec. 31, 2015
Number of Options
Options outstanding			9,240,067
Granted	12,569,166	6,274,166	0	8,134,375
Exercised			(2,474,950)
Options outstanding			6,765,117
Options vested or expected to vest			20,207,103
Options exercisable			6,764,509
Weighted Average Exercise Price
Options outstanding			$ 0.49
Granted			0
Exercised	$ 0.59	$ 0.87	0.32
Options outstanding			0.56
Options vested or expected to vest			0.47
Options exercisable			$ 0.56
Weighted Average Remaining Contract Life
Options outstanding			4 years 5 months 1 day
Options vested or expected to vest			3 years 1 month 28 days
Options exercisable			4 years 5 months 1 day
Aggregate Intrinsic Value
Options outstanding			$ 10,079,601
Options vested or expected to vest			31,941,622
Options exercisable			$ 10,078,718